Cover	Aug. 30, 2023
Cover [Abstract]
Entity Registrant Name	Solitron Devices, Inc.
Entity Central Index Key	0000091668
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Aug. 30, 2023
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	22-1684144
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-04978
Entity Address Address Line 1	901 Sansburys Way
Entity Address City Or Town	West Palm Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33411
City Area Code	561
Local Phone Number	848-4311
Amendment Description	On September 5, 2023, Solitron Devices, Inc. (the “Company”) filed with the Securities and Exchange Commission (the “Commission”) a Current Report on Form 8-K (the “Original 8-K”) to disclose the dismissal of MaloneBailey, LLP (“MaloneBailey”), the Company’s independent registered public accounting firm. Prior to filing the Original 8-K, the Company provided MaloneBailey with a copy of the disclosure contained in the Original 8-K and requested that MaloneBailey furnish the Company a letter addressed to the Commission stating whether or not it agreed with the statements therein and, if not, stating the respects in which it did not agree (the “Auditor Letter”). MaloneBailey furnished the Company with its Auditor Letter prior to the filing of the Original 8-K. The Auditor Letter was unintentionally omitted from the Original 8-K. The Company is filing this Amendment No. 1 to the Original 8-K solely to provide the Auditor Letter as an exhibit to this filing.